INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2020	2019	2018

Current tax
Current tax	(338,408)	(256,460)	(588,773)
Effect of changes in tax law (1)	—	4,178	(28,596)

Deferred tax (Note 19)
Deferred tax	39,895	38,785	232,485
Effect of changes in tax law (1)	—	16,979	—
Recovery of income tax (2)	7,025	—	15,449

Income tax expense	(291,488)	(196,519)	(369,435)
(1) For 2019, it includes mainly the application of the new tax law in Argentina that enables the tax inflation adjustment. The reduction of the tax rate in Argentina enacted in 2017 was modified in 2019, setting the corporate income tax rate to 30% for the year 2020 and to 25% from the year 2021 going forward.
For 2018, it includes mainly the option exercised by the Company of the asset revaluation for tax purpose in Argentina, for which an amount of $28.6 million was included.
(2) It includes the recovery of tax credits in Ternium Brasil Ltda.

Schedule of effective income tax rate reconciliation
Income tax expense for the years ended December 31, 2020, 2019 and 2018 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2020	2019	2018

Income before income tax	1,159,359	826,564	2,031,567

Income tax expense at statutory tax rate	(350,896)	(247,592)	(604,493)
Non taxable income	118,540	71,101	102,870
Non deductible expenses	—	(476)	(16,201)
Effect of currency translation on tax base (1)	(66,157)	33,133	161,536
Increase of unrecognized tax losses carried-forward	—	(73,842)	—
Recovery of income tax	7,025	—	15,449
Effect of changes in tax law	—	21,157	(28,596)

Income tax expense	(291,488)	(196,519)	(369,435)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.